SUPPLEMENT DATED MARCH 3, 2006
                      TO THE PROSPECTUS DATED MARCH 1, 2006
                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 285
                        ZACKS SELECT PORTFOLIO, SERIES 1

     Pages 7 and 8 of the Prospectus are hereby deleted and replaced in their entirety by the following:


                                 Trust Portfolio

Claymore Securities Defined Portfolios, Series 285
Zacks Select Portfolio, Series 1
The Trust Portfolio as of the Inception Date, March 1, 2006
------------------------------------------------------------------------------------------------------------------
                                                              Percentage    Initial    Per Share      Cost To
   Ticker    Company Name (1)                                of Portfolio   Shares       Price     Portfolio (2)(3)
------------------------------------------------------------------------------------------------------------------

   ARDI      @Road, Inc.                                           2.02%     587        $ 5.1600  $ 3,028.92
   AMD       Advanced Micro Devices, Inc.                          1.94       75         38.7000    2,902.50
   AL        Alcan Inc.**                                          2.04       70         43.5200    3,046.40
   AAPL      Apple Computer, Inc.                                  1.92       42         68.5400    2,878.68
   ASFI      ASTA Funding, Inc.                                    2.00       86         34.8200    2,994.52
   CACB      Cascade Bancorp                                       1.98      114         26.0100    2,965.14
   CQB       Chiquita Brands International, Inc.                   2.00      174         17.2200    2,996.28
   CNH       CNH Global N.V. *                                     2.03      120         25.2700    3,032.40
   ELP       Companhia Paranaense de Energia-Copel*                2.01      275         10.9500    3,011.25
   CHR       Converium Holding AG*                                 2.01      539          5.5700    3,002.23
   DFG       Delphi Financial Group, Inc.                          2.02       58         52.0800    3,020.64
   DDS       Dillard's, Inc.                                       1.98      120         24.6700    2,960.40
   DRS       DRS Technologies, Inc.                                1.98       56         52.7700    2,955.12
   ENTG      Entergris Inc.                                        2.00      286         10.4600    2,991.56
   EOG       EOG Resources, Inc.                                   2.03       45         67.4000    3,033.00
   FCBP      First Community Bancorp                               2.00       50         59.7200    2,986.00
   FFIV      FS Networks, Inc.                                     2.00       44         67.8200    2,984.08
   GME       GameStop Corporation                                  2.01       75         40.0300    3,002.25
   GGB       Gerdau S.A.*                                          2.03      133         22.8100    3,033.73
   GIL       Gildan Activewear Inc.**                              2.00       60         49.9300    2,995.80
   ASR       Grupo Aeroportuario del Sureste S.A. de C.V.*         1.99       88         33.7400    2,969.12
   HP        Helmerich & Payne, Inc.                               2.02       46         65.7700    3,025.42
   HEW       Hewitt Associates, Inc.                               2.00      111         26.9900    2,995.89
   ICUI      ICU Medical, Inc.                                     2.02       86         35.1000    3,018.60
   ISRG      Intuitive Surgical, Inc.                              1.99       33         90.2000    2,976.60
   IPS       IPSCO, Inc.**                                         2.06       32         96.4500    3,086.40
   KAMN      Kaman Corporation                                     2.07      136         22.7100    3,088.56
   KND       Kindred Healthcare, Inc.                              1.94      134         21.6200    2,897.08
   KOMG      Komag, Inc.                                           1.97       63         46.8400    2,950.92
   TVL       Lin TV Corporation                                    1.93      310          9.3300    2,892.30
   MHO       M/I Homes, Inc.                                       2.00       71         42.1200    2,990.52
   NTZ       Natuzzi S.p.A.**                                      2.01      405          7.4300    3,009.15
   NCOG      NCO Group, Inc.                                       1.98      132         22.4700    2,966.04


                           Trust Portfolio (continued)

Claymore Securities Defined Portfolios, Series 285
Zacks Select Portfolio, Series 1
The Trust Portfolio as of the Inception Date, March 1, 2006
------------------------------------------------------------------------------------------------------------------

                                                              Percentage    Initial    Per Share      Cost To
   Ticker    Company Name (1)                                of Portfolio   Shares       Price    Portfolio (2)(3)
------------------------------------------------------------------------------------------------------------------
   OCN       Ocwen Financial Corporation                           1.99%     303         $9.8200  $ 2,975.46
   OVTI      OmniVision Technologies, Inc.                         2.01      118         25.5000    3,009.00
   PD        Phelps Dodge Corporation                              2.03       22        138.0000    3,036.00
   IQW       Quebecor World**                                      2.01      296         10.1400    3,001.44
   RGA       Reinsurance Group of America, Inc.                    1.98       64         46.2300    2,958.72
   RML       Russell Corporation                                   2.00      209         14.2800    2,984.52
   SCR/A     Sea Containers Limited**                              2.00      227         13.1500    2,985.05
   SMDI      Sirenza Microdevices, Inc.                            2.02      374          8.0800    3,021.92
   STTS      STATS ChipPac Ltd.**                                  2.01      426          7.0500    3,003.30
   STLD      Steel Dynamics, Inc.                                  2.03       66         46.0000    3,036.00
   SUP       Superior Industries International, Inc.               1.97      137         21.5500    2,952.35
   SYNA      Synaptics Inc.                                        1.98      126         23.4900    2,959.74
   LG        The Laclede Group, Inc.                               1.98       88         33.6900    2,964.72
   PNX       The Phoenix Companies, Inc.                           2.01      210         14.3500    3,013.50
   TMG       TransMontaigne Inc.                                   2.01      399          7.5400    3,008.46
   WCI       WCI Communities, Inc.                                 1.99      118         25.2400    2,978.32
   ZRAN      Zoran Corporation                                     2.00      151         19.7800    2,986.78
                                                                                                  -----------
                                                                                                 $149,562.78
                                                                                                  ===========


(1) All securities are represented entirely by contracts to purchase securities, which were entered into by the sponsor on February 28, 2006. All contracts for securities are expected to be settled by the initial settlement date for the purchase of units.

(2) Valuation of securities by the evaluator was "made" using the market value per share as of the Evaluation Time on February 28, 2006. For securities quoted on a national or foreign securities exchange or Nasdaq National Market System, securities are generally valued at the closing sales price.

(3)  There was a $240 loss to the sponsor on the Inception Date.

(4)  " * " indicates American Depositary Receipts ("ADRs").

(5)  " ** " indicates U.S. listed foreign securities.


     Please retain this for your records.